Activity of Unvested Restricted Stock Units and Performance Share Units (Detail) (USD $)	12 Months Ended
Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 19.00
Vested
Performance Shares Adjustment
Forfeited
Unvested at March 31, 2012	$ 19.00
Unvested at March 31, 2011
Granted	65,899
Vested
Performance Shares Adjustment
Forfeited
Unvested at March 31, 2012	65,899